Inventories (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of inventories
Raw materials	$ 1,362,633	$ 1,040,582	$ 860,993
Work-in-progress	140,220	135,533	160,730
Finished goods	17,279,430	13,006,937	9,755,154
Inventories, net	$ 18,782,283	$ 14,183,052	$ 10,776,877